Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Mar. 28, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016